TRADE RECEIVABLES - Schedule of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	$ 577,673	$ 605,002
Amounts due from related parties	87
Cost
Disclosure of financial assets [line items]
Trade receivables	603,179	631,275
Cost | Accounts receivable
Disclosure of financial assets [line items]
Trade receivables	472,614	488,233
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Trade receivables	130,565	143,042
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables	$ 25,506	$ 26,273